GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-    GENERAL
Wix.com Ltd., an Israeli corporation (was incorporated in October, 2006), and its subsidiaries (collectively, the “Company” or “Wix”), was founded on the belief that the Internet should be accessible to everyone to develop, create and contribute. Wix is a leading, global, web development platform for millions of creators, delivering its solutions through a Software-as-a-Service (SaaS) model. Since its founding, Wix has developed and launched multiple innovative products, services, and business solutions that empower any business, organization or brand worldwide to create, manage and grow a fully integrated and dynamic digital presence.